Share-Based Compensation (Schedule of Share Options Activity) (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Number [Abstract]
Outstanding Options at beginning of year	957,487	764,767	537,288
Options Granted	316,165	346,950	320,775
Option's Exercised	(62,683)	0	(807)
Option's Forfeited and/or expired	(82,871)	(154,230)	(92,489)
Option's Vested	(91,029)
Outstanding options at end of year	1,128,098	957,487	764,767
Option's Exercisable at end of year	550,159	462,045	373,681
Weighted Average Exercise Price [Abstract]
Outstanding Options at beginning of year | $ / shares	$ 19.34	$ 30.44	$ 44.45
Option's Granted | $ / shares	12.73	11.87	14.25
Option's Exercised | $ / shares	13.65	0	12.23
Option's Forfeited and/or expired | $ / shares	34.8	57.55	55.58
Outstanding options at end of year | $ / shares	16.67	19.34	30.44
Option's Exercisable at end of year | $ / shares	$ 20.79	$ 26.25	$ 46.18
Restricted Shares Units [Member]
Number [Abstract]
Outstanding Options at beginning of year	32,714	42,013	14,581
Options Granted	30,481	9,100	39,286
Option's Forfeited and/or expired	(454)	(941)	(27)
Option's Vested	(13,801)	(17,458)	(11,827)
Outstanding options at end of year	48,940	32,714	42,013